Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,120,000
Previously Paid Amount	0.00
Total Fee Amount	292.77
Total Offset Amount	0.00
Net Fee	292.77
Narrative - Max Aggregate Offering Price	$ 2,120,000
Final Prospectus	true